Schedule of Remaining Contractual Maturities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Rou Assets And Operating Lease Liabilities
2025	$ 106,370
2026	40,849
Total future lease payments	147,219
Less: imputed interest	(1,941)
Total Operating lease liabilities	$ 145,278	$ 213,216